Note 1 - Nature of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Notes to Financial Statements
Nature of Operations [Text Block]
1.	Nature of Business

GeoVax Labs, Inc., headquartered in the Atlanta, Georgia metropolitan area, is a clinical-stage biotechnology company incorporated under the laws of the State of Delaware. GeoVax Labs, Inc. and its wholly owned subsidiary, GeoVax, Inc., a Georgia corporation, are collectively referred to herein as “GeoVax” or “the Company”.

The Company is focused on developing immunotherapies and vaccines against infectious diseases and cancers using novel vector vaccine platforms. GeoVax’s lead clinical program is GEO-CM04S1, a next-generation COVID-19 vaccine currently in three Phase 2 clinical trials, being evaluated as (i) a primary vaccine for immunocompromised patients such as those suffering from hematologic cancers and other patient populations for whom the current authorized COVID-19 vaccines are insufficient, (ii) a booster vaccine in patients with chronic lymphocytic leukemia (CLL), and (iii) a more robust, durable COVID-19 booster among healthy patients who previously received the mRNA vaccines. In oncology GeoVax’s lead clinical program is Gedeptin®, a novel oncolytic solid tumor gene-directed therapy which recently completed a multicenter Phase 1/2 clinical trial for advanced head and neck cancers. The Company is also developing GEO-MVA, a vaccine targeting Mpox and smallpox.

1.	Nature of Business

GeoVax Labs, Inc., headquartered in the Atlanta, Georgia metropolitan area, is a clinical-stage biotechnology company incorporated under the laws of the State of Delaware. GeoVax Labs, Inc. and its wholly owned subsidiary, GeoVax, Inc., a Georgia corporation, are collectively referred to herein as “GeoVax” or the “Company”.

The Company is focused on developing immunotherapies and vaccines against infectious diseases and cancers using novel vector vaccine platforms. GeoVax’s lead clinical program is GEO-CM04S1, a next-generation COVID-19 vaccine for which the Company was recently awarded a U.S. government-funded contract (See Note 10) to sponsor a 10,000-participant Phase 2b clinical trial to evaluate the efficacy of GEO-CM04S1 versus an approved COVID-19 vaccine. In addition, GEO-CM04S1 is currently in three Phase 2 clinical trials, being evaluated as (1) a primary vaccine for immunocompromised patients such as those suffering from hematologic cancers and other patient populations for whom the current authorized COVID-19 vaccines are insufficient, (2) a booster vaccine in patients with chronic lymphocytic leukemia (CLL) and (3) a more robust, durable COVID-19 booster among healthy patients who previously received the mRNA vaccines. In oncology GeoVax’s lead clinical program is Gedeptin®, a novel oncolytic solid tumor gene-directed therapy, which recently completed a multicenter Phase 1/2 clinical trial for advanced head and neck cancers. A Phase 2 clinical trial in first recurrent head and neck cancer, evaluating Gedeptin® combined with an immune checkpoint inhibitor is planned to initiate in mid-2025.